Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Tables
Schedule of acquired intangible assets

Information for acquired intangible assets at December 31 follows:

(Dollars in thousands)

	2013		2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Core deposit intangible	$4,134	$2,963	$4,134	$2,549
Other intangible assets	347	243	347	208
Totals	$4,481	$3,206	$4,481	$2,757

Schedule of estimated amortization expense for the next four years

The estimated amortization expense for the next three years ending December 31 is as follows:

(Dollars in thousands)	Core	Other
	Deposit	Intangible
	Intangible	Assets	Total

2014	$413	$35	$448
2015	413	35	448
2016	345	34	379
Totals	$1,171	$104	$1,275